GOODWILL (Details 1) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement1 [Line Items]
Goodwill	$ 0	$ 960
Gross carrying amount [member]
Statement1 [Line Items]
Goodwill	3,305	3,928	$ 3,928	$ 3,912
Gross carrying amount [member] | Parcel Service [Member]
Statement1 [Line Items]
Goodwill	216	235
Island Trading and Shipping [Member] | Gross carrying amount [member]
Statement1 [Line Items]
Goodwill	3,089	3,089
Unicorn Tankers International [Member] | Gross carrying amount [member]
Statement1 [Line Items]
Goodwill	$ 0	$ 604